SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

        4G license secured by Vodafone Ukraine—In January and March 2018, VF Ukraine PrJSC, which serves the Ukraine market and operates as Vodafone Ukraine, secured a 4G licenses in the 2510-2520 / 2630-2640 and 1780-1785 / 1875-1880 MHz bands as the result of a national auction. The first 4G launch in Ukraine's largest cities could take place by the end of March 2018.

        Acquisition of MDTZK LLC and Kulturnaya Sluzhba LLC—In the first quarter of 2018, the Group acquired 100% stake in MDTZK LLC (operating under the trademark Ticketland.ru) and a 78.2% stake in Kulturnaya Sluzhba LLC (operating under the trademark Ponominalu.ru), the leading players in the Russian e-ticketing industry. The acquisitions allow MTS to enter the event ticket market (both online and offline) and establish itself as a leading ticket operator in Russia, while broadening MTS's suite of digital services and integrating a key new product into its existing loyalty program and mobile app ecosystem. See Note 4 for further information.

        Early repayment of credit facilities—In March 2018, MTS made partial early repayment of the 10-year credit facility from Calyon, ING Bank N.V., Nordea Bank AB and Raiffeisen Zentralbank Osterreich AG in the amount of USD 224.7 million (RUB 12,668 million). The early repayment of the loan is a part of the Company's debt portfolio optimization strategy aimed at decreasing of the overall cost of debt and increasing its overall tenor.

        Ruble bonds placement—In March 2018, MTS issued two series of exchange-traded bonds totaling RUB 20 billion with a semi-annual coupon rate of 7.10% and 7.25% and a maturity of 3.5 years and 7 years respectively.

        Investments in the development of Ozon Holdings Limited—In March 2018, MTS invested RUB 1.15 billion in the development of Ozon Holdings (OZON) through an additional share issuance. As a result, MTS's stake in the authorized capital of Ozon will increase from 11.2% to 13.7%.

        Acquisition of shares under Share Repurchase Plan—Since the end of the reporting period the Group acquired 27,059,204 MTS shares of Common Stock representing 1.35% of share capital issued by MTS. The Group purchased MTS shares of Common Stock under the Share Repurchase Plan announced in 2017.